Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments	Long-term debt consisted of the following at:

	December 31,
	2024	2023
Due currently	$412	$412
Due later	617	1,029

Surplus note	$1,029	$1,441

Schedule of Maturities of Long-Term Debt	The following table summarizes future maturities of long-term debt as December 31, 2024:

(in thousands)
2025	$412
2026	412
2027	205
Thereafter	—

$1,029